Summary of significant accounting policies (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Summary of Useful Lives of Property, Plant and Equipment	The customary useful lives of property, plant and equipment are as follows:

Buildings	15 to 40 years
Fixtures	10 to 20 years
Machinery and equipment	5 to 15 years
Other	3 to 15 years

Disclosure of Detailed Information about Financial Instruments	The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
					Valuation model	Market data
						Exchange rate	Interest rate
D.7.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price		N/A
D.7.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price		N/A
D.7.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Cost/ Approach based on comparables	If cost ceases to be a representative measure of fair value, an internal valuation is carried out, based mainly on comparables.
D.7.	Financial assets measured at fair value (contingent consideration receivable)	Fair value	3	Revenue- based approach	The fair value of contingent consideration receivable is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3.
D.7.	Financial assets measured at fair value held to meet obligations under post-employment benefit plans	Fair value	1	Market value	Quoted market price		N/A
D.7.	Financial assets designated at fair value held to meet obligations under deferred compensation plans	Fair value	1	Market value	Quoted market price		N/A
D.7.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
D.13.	Investments in mutual funds	Fair value	1	Market value	Net asset value		N/A
D.13.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A
Because these instruments have a maturity of less than
three months, amortized cost is regarded as an acceptable
approximation of fair value as disclosed in the notes to
the consolidated financial statements.

D.17.1., D.19.	Debt	Amortized cost(a)	N/A	N/A
In the case of debt with a maturity of less than three months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For debt with a maturity of more than three months, fair value as reported in the notes to the consolidated financial
statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments)
or by discounting the future cash flows based on observable
market data at the end of the reporting period (unquoted
instruments).
For financial liabilities based on variable payments such as royalties, fair value is determined on the basis of discounted cash flow projections.

D.17.2.	Lease liabilities	Amortized cost	N/A	N/A	The liability for future lease payments is discounted using the incremental borrowing rate.
D.20.	Forward currency contracts	Fair value	2		Present value of future cash flows	Mid Market	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.20.	Interest rate swaps	Fair value	2	Revenue- based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon
D.20.	Cross-currency swaps	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon
D.18.	Liabilities related to business combinations and to non-controlling interests (CVRs)	Fair value	1	Market value	Quoted market price
D.18.	Liabilities related to business combinations and to non-controlling interests (other than CVRs)	Fair value	3	Revenue- based approach
Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent
consideration at the end of the reporting period using the
method described in Note B.8.4.

(a)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).